Note 12 - Derivatives and Fair Value Disclosures - Effect of Derivative Instruments on the Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments not Designated as Hedging Instruments, Reclassification from OCI			$ (49,471)
Foreign Currency Contract — Change in Fair Value	$ (298)	$ (138,653)	(1,348,384)
Total loss on derivatives	(766,898)	(231,931)
Interest Rate Swap [Member] | Loss on Derivatives [Member]
Derivative Instruments not Designated as Hedging Instruments, Reclassification from OCI			(49,471)
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	(766,898)	(231,931)
Interest Rate Swap [Member] | Loss on Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Interest Rate Swap — Change in Fair Value	297,656	1,191,050	1,652,692
Interest Rate Swap — Realized loss	(297,954)	(1,243,359)	(1,857,362)
Foreign Currency Contract — Realized loss..	297,954	1,243,359	1,857,362
Foreign Exchange Forward [Member] | Loss on Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Interest Rate Swap — Realized loss		669,712	510,875
Foreign Currency Contract — Change in Fair Value		583,368	(583,368)
Foreign Currency Contract — Realized loss..		$ (669,712)	$ (510,875)